Summary of Significant Accounting Policies (Details) - EBP 003 - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 12,221,742,847				$ 11,379,136,116				$ 12,221,742,847
EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Dividends Per Share	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 4.50
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 5,912,667,338				$ 11,143,352,954				$ 5,912,667,338
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	1,844,929,525				6,620,119,322				1,844,929,525
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	3,417,178,787				3,966,530,253				3,417,178,787
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	151,226,091				135,133,732				151,226,091
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	499,332,935				421,569,647				499,332,935
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	5,795,570,961				11,064,055,630				5,795,570,961
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	1,844,929,525				6,620,119,322				1,844,929,525
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	3,417,178,787				3,966,530,253				3,417,178,787
Fair Value, Inputs, Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	151,226,091				135,133,732				151,226,091
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	382,236,558				342,272,323				382,236,558
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	117,096,377				79,297,324				117,096,377
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value, Inputs, Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	117,096,377				79,297,324				117,096,377
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value, Inputs, Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0				0				0
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 6,309,075,509				$ 235,783,162				$ 6,309,075,509